LEASES - Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Right-of-use assets [Roll Forward]
Balance, beginning of year	$ 3,502	$ 0
Right-of-use assets acquired on Alacer acquisition	119,568	0
Additions	2,857	4,584
Terminations	(981)	0
Depreciation for the year	(3,304)	(1,082)
Balance, end of year	$ 121,642	$ 3,502